UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10543

Name of Fund:   BlackRock Core Bond Trust (BHK)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   Donald C. Burke, Chief Executive Officer, BlackRock Core Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:   (800) 882-0052, Option 4

Date of fiscal year end:   10/31/2008

Date of reporting period:   11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)
	Face
	Amount	Asset-Backed Securities*	Value
USD	2,300,000	Chase Issuance Trust Series 2007-A17 Class A, 5.12% due
		10/15/2014	$2,391,661
	2,800,000	Chase Manhattan Auto Owner Trust Series 2005-B Class A4,
		4.88% due 6/15/2012	2,834,880
	2,825,000	Citibank Credit Card Issuance Trust Series 2006-A2 Class A2,
		4.85% due 2/10/2011	2,870,147
	2,720,000	Citibank Omni Master Trust Series 2007-A9A Class A9,
		4.211% due 12/23/2013 (a)	2,722,019
	1,905,353	Daimler Chrysler Auto Trust Series 2006-A Class A3, 5% due
		5/08/2010	1,919,855
	2,850,000	Ford Credit Auto Owner Trust Series 2006-A Class A4, 5.07%
		due 12/15/2010	2,909,688
	2,157,004	Harley-Davidson Motorcycle Trust Series 2005-2 Class A2,
		4.07% due 2/15/2012	2,168,313
	1,124,077	Home Equity Asset Trust Series 2007-2 Class 2A1, 3.245% due
		7/25/2037 (a)	1,090,355
	2,825,000	MBNA Credit Card Master Note Trust Series 2006-A1 Class
		A1, 4.90% due 7/15/2011	2,873,141
	2,500,000	Maryland Trust, Series 1 Class A, 5.55% due 12/10/2065	2,560,000
	463,819	SLM Student Loan Trust Series 2005-5 Class A1, 3.331% due
		1/25/2018 (a)	464,713
	1,212,618	Small Business Administration Series 2003-P10B Class 1,
		5.136% due 8/10/2013	1,235,865
	689,546	Small Business Administration Series 2004-P10B Class 1,
		4.754% due 8/10/2014	694,596
	8,956,351	Sterling Bank Trust Series 2004-2 Class Note, 2.081% due
		3/30/2030 (j)	223,909
	12,656,225	Sterling Coofs Trust Series 1, 2.362% due 4/15/2029 (j)	545,800
	84,298	Structured Asset Investment Loan Trust Series 2006-1 Class A1,
		3.456% due 1/25/2036 (a)	84,121
	2,725,000	USAA Auto Owner Trust Series 2006-1 Class A4, 5.04% due
		12/15/2011	2,788,588
		Total Asset-Backed Securities
		(Cost - $32,672,807) - 8.2%	30,377,651
		U.S. Government & Agency Obligations
	1,026,080	Federal Housing Administration, Hebre Home Hospital, 6.25%
		due 9/01/2028	1,046,602
	525,000	Resolution Funding Corp., 6.295% due 7/15/2018 (d)	339,724
	525,000	Resolution Funding Corp., 6.30% due 10/15/2018 (d)	335,155
	1,655,000	Tennessee Valley Authority, 5.88% due 4/01/2036	1,940,157
	1,620,000	U.S. Treasury Bonds, 6.625% due 2/15/2027 (l)	2,095,242
	4,423,332	U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/2027 (l)	4,923,032
	29,600,000	U.S. Treasury Notes, 3.375% due 11/30/2012	30,340,000
	7,180,000	U.S. Treasury Notes, 4.25% due 11/15/2017	7,540,120
	315,000	U.S. Treasury Notes, 4.75% due 2/15/2037	335,573
	2,125,000	U.S. Treasury Notes, 5% due 5/15/2037	2,353,603
		Total U.S. Government & Agency Obligations
		(Cost - $50,986,550) - 13.9%	51,249,208
		U.S. Government Agency Mortgage-Backed Securities*
		Fannie Mae Guaranteed Pass-Through Certificates:
	43,504	4.50% due 2/01/2020	43,596
	21,665,732	5.00% due 11/01/2017 - 2/15/2038 (c)(l)	21,759,959
	141,301,691	5.50% due 1/01/2018 - 2/15/2038 (c)(l)	143,197,909
	10,205,042	6.00% due 8/01/2029 - 2/15/2038 (c)(l)	10,473,291

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)
		Face
		Amount	U.S. Government Agency Mortgage-Backed Securities*	Value
	USD	100,600,000	6.50% due 3/15/2038 (c)	$104,246,750
		262,916	7.00% due 1/01/2031 - 7/01/2032	280,809
			Freddie Mac Mortgage Participation Certificates:
		73,178	5.00% due 8/01/2033	72,978
		10,435,864	5.50% due 11/01/2018 - 2/15/2038 (c)(l)	10,589,106
		2,378,501	6.00% due 2/01/2013 - 12/01/2018	2,459,148
		59,224	6.97% due 5/01/2032 (a)	60,550
		21,786	7.00% due 9/01/2031	23,226
			Ginnie Mae MBS Certificates (c):
		291,997	5.50% due 8/15/2033 - 2/15/2038	297,947
		200,000	6.50% due 2/15/2038	207,813
			Total U.S. Government Agency Mortgage-Backed Securities
			(Cost - $290,871,744) - 79.6%	293,713,082
			U.S. Government Agency Mortgage-Backed Securities* -
			Collateralized Mortgage Obligations
		4,196,584	Fannie Mae Trust Series 378 Class 5, 5% due 7/01/2036 (j)	850,894
		1,619,489	Fannie Mae Trust Series 2003-118 Class FD, 3.535% due
			12/25/2033 (a)	1,608,281
		22,940,553	Fannie Mae Trust Series 2004-90 Class JH, 1.828% due
			11/25/2034 (a)(j)	1,870,733
		2,561,425	Fannie Mae Trust Series 2005-5 Class PK, 5% due 12/25/2034	2,622,509
		1,200,000	Freddie Mac Multiclass Certificates Series 2562 Class PG, 5%
			due 1/15/2018	1,228,268
		1,999,201	Freddie Mac Multiclass Certificates Series 2579 Class HI, 5%
			due 8/15/2017 (j)	199,860
		5,583,800	Freddie Mac Multiclass Certificates Series 2611 Class QI,
			5.50% due 9/15/2032 (j)	999,294
		2,170,000	Freddie Mac Multiclass Certificates Series 2775 Class OE,
			4.50% due 4/15/2019	2,153,110
		2,917,180	Freddie Mac Multiclass Certificates Series 2806 Class VC, 6%
			due 12/15/2019	3,053,155
		1,271,442	Freddie Mac Multiclass Certificates Series 2825 Class VP,
			5.50% due 6/15/2015	1,324,999
		1,300,000	Freddie Mac Multiclass Certificates Series 2883 Class DR, 5%
			due 11/15/2019	1,313,065
		1,600,000	Freddie Mac Multiclass Certificates Series 2968 Class EG, 6%
			due 10/15/2034	1,655,130
			Total U.S. Government Agency Mortgage-Backed Securities -
			Collateralized Mortgage Obligations
			(Cost - $18,816,395) - 5.1%	18,879,298
			Non-U.S. Government Agency Mortgage-Backed Securities*
Collateralized Mortgage		744,849	Citigroup Mortgage Loan Trust, Inc. Series 2005-4 Class A,
Obligations - 1.8%			5.344% due 8/25/2035 (a)	738,598
		1,600,000	Countrywide Alternative Loan Trust Series 2005-64CB Class
			1A15, 5.50% due 12/25/2035	1,498,742
		751,539	GSR Mortgage Loan Trust Series 2005-AR4 Class 6A1, 5.25%
			due 7/25/2035 (a)	743,722
		2,238,303	Structured Asset Securities Corp. Series 2002-AL1 Class A2,
			3.45% due 2/25/2032	2,015,721
		1,800,000	WaMu Mortgage Pass-Through Certificates Series 2005-AR10
			Class 1A3, 4.835% due 9/25/2035 (a)	1,794,700
				6,791,483
Commercial Mortgage-		2,180,000	Banc of America Commercial Mortgage, Inc. Series 2005-1
Backed Securities - 14.7%			Class 4A, 4.885% due 11/10/2042 (a)	2,165,189

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)
	Face
	Amount	Non-U.S. Government Agency Mortgage-Backed Securities*	Value
USD	2,720,000	CS First Boston Mortgage Securities Corp. Series 2002-CP5
		Class A2, 4.94% due 12/15/2035	$2,691,247
	2,755,000	CW Capital Cobalt Ltd. Series 2007-C3 Class A4, 5.82% due
		5/15/2046 (a)	2,791,228
	2,500,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series
		2007-CD5 Class A4, 5.886% due 11/15/2044 (a)	2,553,400
	2,170,000	Credit Suisse Mortgage Capital Certificates Series 2007-C2
		Class A3, 5.542% due 1/15/2049 (a)	2,148,654
	3,026,121	First Union National Bank Commercial Mortgage Series 2001-
		C3 Class A3, 6.423% due 8/15/2033	3,139,197
	2,265,000	First Union National Bank Commercial Mortgage Series 2001-
		C4 Class A2, 6.223% due 12/12/2033	2,351,104
	1,428,059	GMAC Commercial Mortgage Securities, Inc. Series 1999-C3
		Class A2, 7.179% due 8/15/2036 (a)	1,470,790
	2,350,000	GMAC Commercial Mortgage Securities, Inc. Series 2002-C3
		Class A2, 4.93% due 7/10/2039	2,330,038
	1,749,447	GS Mortgage Securities Corp. II Series 1998-C1 Class A3,
		6.135% due 10/18/2030	1,752,622
	2,740,000	GS Mortgage Securities Corp. II Series 2007-GG10 Class A4,
		5.993% due 8/10/2045 (a)	2,774,476
	1,399,037	Heller Financial Commercial Mortgage Asset Series 1999-PH1
		Class A2, 6.847% due 5/15/2031 (a)	1,416,426
	2,140,000	JPMorgan Chase Commercial Mortgage Securities Corp. Series
		2001-C1 Class A3, 5.857% due 10/12/2035	2,196,953
	2,180,000	JPMorgan Chase Commercial Mortgage Securities Corp. Series
		2004-CBX Class A4, 4.529% due 1/12/2037	2,145,521
	960,000	JPMorgan Chase Commercial Mortgage Securities Corp. Series
		2006-LDP9 Class A3, 5.336% due 5/15/2047	937,885
	1,643,387	JPMorgan Commercial Mortgage Finance Corp. Series 2000-
		C10 Class A2, 7.371% due 8/15/2032 (a)	1,711,435
	2,275,000	LB-UBS Commercial Mortgage Trust Series 2007-C6 Class A4,
		5.858% due 7/15/2040 (a)	2,301,209
	5,000,000	LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3,
		5.866% due 9/15/2045 (a)	5,019,500
	925,000	Merrill Lynch Mortgage Trust Series 2007-C1 Class AM,
		6.022% due 6/12/2050 (a)(m)	890,517
	1,754,114	Morgan Stanley Capital I Series 1998-HF2 Class A2, 6.48% due
		11/15/2030 (a)	1,757,242
	1,475,000	Morgan Stanley Capital I Series 2005-HQ6 Class A4A, 4.989%
		due 8/13/2042	1,452,785
	1,235,000	Morgan Stanley Capital I Series 2007-IQ16 Class A4, 5.809%
		due 12/12/2049	1,242,285
	995,000	Morgan Stanley Capital I Series 2007-T27 Class A4, 5.804%
		due 6/13/2042 (a)	998,971
	3,465,472	Salomon Brothers Mortgage Securities VII, Inc. Series 2000-C1
		Class A2, 7.52% due 12/18/2009 (a)	3,597,400
	1,190,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C25
		Class A4, 5.954% due 5/15/2043 (a)	1,207,843
	995,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33
		Class A4, 5.903% due 2/15/2051 (a)	1,017,004
			54,060,921
		Total Non-U.S. Government Agency Mortgage-Backed
		Securities (Cost - $61,655,967) - 16.5%	60,852,404

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)
		Face
Industry		Amount	Corporate Bonds	Value
Aerospace & Defense - 1.1%	USD	405,000	CHC Helicopter Corp., 7.375% due 5/01/2014	$373,612
		70,000	DRS Technologies, Inc., 6.875% due 11/01/2013	68,600
		80,000	DRS Technologies, Inc., 7.625% due 2/01/2018	79,000
		140,000	Hexcel Corp., 6.75% due 2/01/2015	135,100
		975,000	Honeywell International, Inc., 5.70% due 3/15/2037	947,961
		960,000	Northrop-Grumman Corporation, 7.875% due 3/01/2026	1,164,606
		120,000	TransDigm, Inc., 7.75% due 7/15/2014	120,600
		1,125,000	United Technologies Corp., 4.875% due 5/01/2015	1,134,674
				4,024,153
Air Freight & Logistics - 0.7%		120,000	Park-Ohio Industries, Inc., 8.375% due 11/15/2014	97,500
		2,500,000	United Parcel Service, Inc., 6.20% due 1/15/2038	2,622,855
				2,720,355
Airlines - 0.0%		115,000	American Airlines, Inc. Series 99-1, 7.324% due 4/15/2011	112,700
Auto Components - 0.1%		360,000	Lear Corp., 8.75% due 12/01/2016	320,400
		250,000	Metaldyne Corp., 10% due 11/01/2013	180,000
				500,400
Automobiles - 0.1%		600,000	Ford Capital BV, 9.50% due 6/01/2010	552,000
Biotechnology - 0.3%		1,205,000	Amgen, Inc., 5.133% due 11/28/2008 (a)(b)	1,204,590
Building Products - 0.3%		200,000	CPG International I, Inc., 10.50% due 7/01/2013	178,000
		390,000	Goodman Global Holding Co., Inc., 7.875% due 12/15/2012	421,824
		405,000	Momentive Performance Materials, Inc., 11.50% due 12/01/2016	316,406
		40,000	Momentive Performance Materials, Inc. Series WI, 9.75% due
			12/01/2014	36,200
				952,430
Capital Markets - 5.6%		1,270,000	The Bear Stearns Cos., Inc., 6.95% due 8/10/2012	1,314,392
		1,550,000	Credit Suisse Guernsey Ltd., 5.86% (a)(h)	1,422,330
		4,885,000	The Goldman Sachs Group, Inc., 5.45% due 11/01/2012 (l)	5,111,859
		1,415,000	The Goldman Sachs Group, Inc., 5.35% due 1/15/2016	1,430,029
		135,000	The Goldman Sachs Group, Inc., 6.25% due 9/01/2017	143,145
		525,000	Lehman Brothers Holdings, Inc., 6.691% due 9/15/2022 (a)	504,498
		1,250,000	Lehman Brothers Holdings, Inc. Series MTN, 7% due 9/27/2027	1,266,900
		3,300,000	Morgan Stanley, 4.793% due 1/09/2012 (a)(l)	3,174,418
		1,700,000	Morgan Stanley, 6.25% due 8/28/2017	1,765,370
		525,000	Morgan Stanley, 6.25% due 8/09/2026	518,638
		1,375,000	Morgan Stanley Series F, 5.55% due 4/27/2017	1,369,833
		2,575,000	UBS AG Series DPNT, 5.875% due 12/20/2017 (l)	2,703,220
				20,724,632
Chemicals - 0.9%		250,000	American Pacific Corp., 9% due 2/01/2015	246,250
		650,000	Ames True Temper, Inc., 8.258% due 1/15/2012 (a)	526,500
		30,000	Chemtura Corp., 6.875% due 6/01/2016	27,300
		66,000	Huntsman LLC, 11.50% due 7/15/2012	69,960
	EUR	285,000	Ineos Group Holdings Plc, 7.875% due 2/15/2016 (b)	302,953
	USD	870,000	Ineos Group Holdings Plc, 8.50% due 2/15/2016 (b)	678,600
		885,000	Innophos, Inc., 8.875% due 8/15/2014	869,513
		515,000	Key Plastics LLC, 11.75% due 3/15/2013 (b)	386,250
		80,000	Terra Capital, Inc. Series B, 7% due 2/01/2017	78,600
				3,185,926
Commercial Banks - 6.5%		1,975,000	Barclays Bank Plc, 7.434% (a)(b)(h)	2,065,781
		915,000	Credit Agricole SA, 6.637% (a)(b)(h)	832,170
		3,775,000	Depfa ACS Bank, 5.125% due 3/16/2037 (b)	3,687,163
		425,000	Fleet National Bank, 6.375% due 3/25/2008	426,285
		975,000	Fleet National Bank, 6.375% due 4/15/2008	979,138
		825,000	HBOS Treasury Services Plc, 3.75% due 9/30/2008 (b)	828,398
		775,000	HSBC Bank USA NA, 5.875% due 11/01/2034	723,365
		300,000	HSBC Finance Corp., 6.50% due 5/02/2036	295,010

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)
		Face
Industry		Amount	Corporate Bonds	Value
	USD	2,200,000	Royal Bank of Scotland Plc Series MTN, 7.64% (a)(h)(l)	$2,253,258
		1,000,000	Societe Generale, 5.922% (a)(b)(h)	922,482
		1,265,000	Suntrust Bank Series CD, 4.415% due 6/15/2009	1,269,686
		995,000	Suntrust Banks, Inc., 4% due 10/15/2008	996,084
		2,790,000	U.S. First Bank NA, 6.50% due 2/01/2008 (l)	2,790,000
		1,925,000	Wachovia Bank NA, 6.60% due 1/15/2038	1,912,081
		1,031,000	Wells Fargo & Co., 3.12% due 8/15/2008	1,026,428
		355,000	Wells Fargo & Co., 4.20% due 1/15/2010	358,450
		1,665,000	Wells Fargo & Co., 4.625% due 8/09/2010	1,696,435
		435,000	Wells Fargo & Co., 4.875% due 1/12/2011	442,918
		540,000	Wells Fargo Bank NA, 5.95% due 8/26/2036	529,700
				24,034,832
Commercial Services & Supplies -		1,195,000	DI Finance Series B, 9.50% due 2/15/2013	1,245,788
0.9%		100,000	FTI Consulting, Inc., 7.75% due 10/01/2016	103,500
		281,000	Sally Holdings LLC, 10.50% due 11/15/2016	249,388
		590,000	Waste Services, Inc., 9.50% due 4/15/2014	548,700
		1,100,000	West Corp., 11% due 10/15/2016	1,001,000
				3,148,376
Communications Equipment - 0.3%		1,120,000	Nortel Networks Ltd., 8.508% due 7/15/2011 (a)	1,041,600
Computers & Peripherals - 0.9%		3,125,000	International Business Machines Corp., 5.70% due 9/14/2017 (l)	3,282,803
Consumer Finance - 0.1%		550,000	SLM Corp. Series A, 3.631% due 1/27/2014 (a)	447,740
Containers & Packaging - 0.8%		180,000	Berry Plastics Holding Corp., 8.866% due 9/15/2014 (a)	147,600
		270,000	Berry Plastics Holding Corp., 8.875% due 9/15/2014	239,625
		150,000	Crown Americas LLC, 7.75% due 11/15/2015	152,625
		75,000	Graham Packaging Co. LP, 8.50% due 10/15/2012	66,000
		300,000	Impress Holdings BV, 7.383% due 9/15/2013 (a)(b)	276,000
		1,500,000	Owens-Brockway Glass Container, Inc., 8.25% due 5/15/2013	1,552,500
		545,000	Pregis Corp., 12.375% due 10/15/2013	547,725
				2,982,075
Diversified Financial Services -		2,575,000	Bank of America Corp., 6% due 9/01/2017 (l)	2,680,992
10.3%		3,125,000	Bank of America Corp., 5.75% due 12/01/2017 (l)	3,215,250
		1,360,000	Bank of America Corp. Series K, 8% (a)(h)	1,412,700
		1,975,000	Bank of America NA, 6.10% due 6/15/2017 (l)	2,044,271
		3,950,000	Citigroup, Inc., 3.625% due 2/09/2009 (k)	3,951,157
		1,020,000	Citigroup, Inc., 4.25% due 7/29/2009	1,027,617
		4,790,000	Citigroup, Inc., 4.125% due 2/22/2010 (k)	4,804,380
		425,000	Citigroup, Inc., 5.875% due 2/22/2033	394,325
		580,000	Citigroup, Inc., 5.875% due 5/29/2037	546,424
		2,225,000	Citigroup, Inc., 8.30% due 12/21/2077 (a)	2,398,650
		525,000	Citigroup, Inc., 6.875% due 2/15/2098	521,578
		125,000	Ford Motor Credit Co. LLC, 7.127% due 1/13/2012 (a)	105,293
		340,000	Ford Motor Credit Co. LLC, 7.80% due 6/01/2012	301,147
		6,855,000	General Electric Capital Corp., 6.15% due 8/07/2037 (l)	6,939,282
		2,025,000	JPMorgan Chase & Co., 6% due 1/15/2018 (l)	2,101,549
		3,950,000	JPMorgan Chase Capital XXV, 6.80% due 10/01/2037 (l)	3,733,066
		1,986,169	Structured Asset Repackaged Trust, 5.806% due 1/21/2010	1,966,308
				38,143,989
Diversified Telecommunication		780,000	AT&T, Inc., 6.45% due 6/15/2034	783,668
Services - 5.3%		2,875,000	AT&T, Inc., 6.50% due 9/01/2037 (l)	2,931,264
		600,000	AT&T, Inc., 6.30% due 1/15/2038	595,814
		1,700,000	Bellsouth Telecommunications, Inc., 6.402% due 12/15/2095 (d)	871,988
		210,000	Cincinnati Bell, Inc., 7.25% due 7/15/2013	210,000
		10,000	Comcast Cable Holdings LLC, 7.875% due 8/01/2013	11,060
		3,000,000	Deutsche Telekom International Finance BV, 5.75%
			due 3/23/2016 (l)	3,051,177

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)
		Face
Industry		Amount	Corporate Bonds	Value
	USD	180,000	Qwest Communications International, Inc., 7.50% due 2/15/2014	$178,200
		470,000	Qwest Corp., 8.241% due 6/15/2013 (a)	458,250
		1,075,000	Telecom Italia Capital SA, 4.95% due 9/30/2014	1,044,331
		1,550,000	Telecom Italia Capital SA, 6% due 9/30/2034	1,451,916
		1,975,000	Telefonica Emisiones SAU, 7.045% due 6/20/2036	2,181,638
		725,000	Telefonica Europe BV, 7.75% due 9/15/2010	783,927
		70,000	Verizon Global Funding Corp., 7.75% due 12/01/2030	81,699
		125,000	Verizon Maryland, Inc. Series B, 5.125% due 6/15/2033	106,484
		335,000	Verizon New Jersey, Inc., 5.875% due 1/17/2012	347,723
		230,000	Verizon New Jersey, Inc., 7.85% due 11/15/2029	261,424
		3,150,000	Verizon Virginia, Inc. Series A, 4.625% due 3/15/2013 (l)	3,082,291
		350,000	Wind Acquisition Finance SA, 10.75% due 12/01/2015 (b)	371,000
		500,000	Windstream Corp., 8.125% due 8/01/2013	512,500
		230,000	Windstream Corp., 8.625% due 8/01/2016	238,050
				19,554,404
Electric Utilities - 4.0%		500,000	The Cleveland Electric Illuminating Co., 5.95% due 12/15/2036	458,148
		375,000	Consolidated Edison Co. of New York, Inc., 6.20% due
			6/15/2036	374,865
		725,000	DTE Energy Co., 6.35% due 6/01/2016	754,059
		315,000	Duke Energy Carolinas LLC, 6.10% due 6/01/2037	317,463
		825,000	Duke Energy Carolinas LLC, 6% due 1/15/2038	833,938
		1,125,000	EDP Finance BV, 6% due 2/02/2018 (b)	1,153,362
		115,000	Edison Mission Energy, 7.50% due 6/15/2013	117,587
		118,147	Elwood Energy LLC, 8.159% due 7/05/2026 (i)	116,629
		1,500,000	Energy East Corp., 6.75% due 7/15/2036	1,518,582
		950,000	Florida Power & Light Co., 4.95% due 6/01/2035	836,121
		75,132	Midwest Generation LLC Series B, 8.56% due 1/02/2016 (i)	80,861
		1,000,000	Ohio Edison Co., 6.875% due 7/15/2036	1,034,778
		575,000	Pacificorp., 6.25% due 10/15/2037	594,592
		1,325,000	Progress Energy Florida, Inc., 6.35% due 9/15/2037	1,397,892
		1,200,000	Public Service Co. of Colorado, 6.25% due 9/01/2037	1,245,990
		625,000	Southern California Edison Co., 5.625% due 2/01/2036	597,308
		125,000	Southern California Edison Co. Series 05-E, 5.35% due
			7/15/2035	114,880
		1,075,000	Southern California Edison Co. Series 08-A, 5.95% due
			2/01/2038	1,074,690
		2,000,000	Virginia Electric and Power Co. Series A, 6% due 5/15/2037	1,980,178
				14,601,923
Electrical Equipment - 0.2%		945,000	Superior Essex Communications LLC, 9% due 4/15/2012	888,300
Electronic Equipment &		130,000	Sanmina-SCI Corp., 6.75% due 3/01/2013	112,450
Instruments - 0.3%		1,060,000	Sanmina-SCI Corp., 8.125% due 3/01/2016	924,850
				1,037,300
Energy Equipment & Services -		55,000	Compagnie Generale de Geophysique-Veritas, 7.50% due
0.6%			5/15/2015	54,175
		90,000	Compagnie Generale de Geophysique-Veritas, 7.75% due
			5/15/2017	89,100
		80,000	Grant Prideco, Inc. Series B, 6.125% due 8/15/2015	81,800
		85,000	North American Energy Partners, Inc., 8.75% due 12/01/2011	82,875
		315,000	SemGroup LP, 8.75% due 11/15/2015 (b)	294,525
		1,100,000	Transocean, Inc., 6.80% due 3/15/2038	1,144,461
		625,000	Weatherford International, Inc., 6.80% due 6/15/2037	647,693
				2,394,629
Food & Staples Retailing - 1.2%		775,000	CVS Caremark Corp., 6.25% due 6/01/2027	772,333
		1,000,000	The Pantry, Inc., 7.75% due 2/15/2014	897,500

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)
		Face
Industry		Amount	Corporate Bonds	Value
	USD	775,000	Rite Aid Corp., 7.50% due 3/01/2017	$664,563
		1,900,000	Wal-Mart Stores, Inc., 6.50% due 8/15/2037	1,992,678
				4,327,074
Food Products - 0.4%		1,455,000	Kraft Foods, Inc., 7% due 8/11/2037	1,501,268
Gas Utilities - 0.2%		265,000	El Paso Natural Gas Co., 8.625% due 1/15/2022	304,162
		225,000	El Paso Natural Gas Co., 8.375% due 6/15/2032	262,308
		320,000	Targa Resources, Inc., 8.50% due 11/01/2013	301,600
				868,070
Health Care Equipment &		1,380,000	ReAble Therapeutics Finance LLC, 10.875% due 11/15/2014 (b)	1,311,000
Supplies - 0.4%
Health Care Providers & Services -		1,020,000	Tenet Healthcare Corp., 6.50% due 6/01/2012	895,050
0.5%		870,000	UnitedHealth Group, Inc., 5.80% due 3/15/2036	778,424
		85,000	WellPoint, Inc., 5.95% due 12/15/2034	78,584
				1,752,058
Hotels, Restaurants & Leisure -		3,165,000	American Real Estate Partners LP, 8.125% due 6/01/2012	3,101,700
1.6%		320,000	American Real Estate Partners LP, 7.125% due 2/15/2013	296,800
		1,000,000	Circus and Eldorado Joint Venture, 10.125% due 3/01/2012	1,030,000
		150,000	Gaylord Entertainment Co., 6.75% due 11/15/2014	129,000
		335,000	Greektown Holdings, LLC, 10.75% due 12/01/2013 (b)	319,925
		880,000	Harrah's Operating Co., Inc., 10.75% due 2/01/2018 (b)(e)	748,000
		260,000	Seneca Gaming Corp. Series B, 7.25% due 5/01/2012	252,200
		50,000	Universal City Florida Holding Co. I, 7.989% due 5/01/2010 (a)	48,250
		40,000	Wynn Las Vegas LLC, 6.625% due 12/01/2014	38,550
				5,964,425
Household Durables - 0.6%		350,000	Belvoir Land LLC Series A-1, 5.27% due 12/15/2047 (i)	289,499
		525,000	Irwin Land LLC Series A-1, 5.03% due 12/15/2025 (i)	469,497
		1,500,000	Irwin Land LLC Series A-2, 5.40% due 12/15/2047 (i)	1,267,365
		350,000	Ohana Military Communities LLC Series 04I, 6.193% due
			4/01/2049 (i)	333,137
				2,359,498
Household Products - 0.3%		850,000	Kimberly-Clark, Corp., 6.625% due 8/01/2037	926,794
IT Services - 0.4%		240,000	iPayment, Inc., 9.75% due 5/15/2014	222,000
		849,743	iPayment Investors LP, 12.75% due 7/15/2014 (b)(e)	830,875
		205,000	SunGard Data Systems, Inc., 9.125% due 8/15/2013	208,075
		133,000	SunGard Data Systems, Inc., 10.25% due 8/15/2015	133,000
				1,393,950
Independent Power Producers &		50,000	NRG Energy, Inc., 7.25% due 2/01/2014	48,687
Energy Traders - 0.1%		285,000	NRG Energy, Inc., 7.375% due 2/01/2016	275,381
		130,000	Orion Power Holdings, Inc., 12% due 5/01/2010	141,375
				465,443
Industrial Conglomerates - 0.4%		1,575,000	3M Co., 5.70% due 3/15/2037	1,608,812
Insurance - 4.0%		1,950,000	The Allstate Corp., 6.50% due 5/15/2057 (a)	1,777,008
		1,075,000	Berkshire Hathaway Finance Corp., 4.75% due 5/15/2012	1,115,946
		1,100,000	Chubb Corp., 6% due 5/11/2037	1,040,613
		925,000	Hartford Life Global Funding Trusts, 5.161% due 9/15/2009 (a)	925,253
		675,000	Lincoln National Corp., 6.05% due 4/20/2067 (a)	630,362
		1,525,000	MetLife, Inc., 5.70% due 6/15/2035	1,396,777
		1,150,000	Metropolitan Life Global Funding I, 4.25% due 7/30/2009 (b)	1,165,856
		1,810,000	Monument Global Funding Ltd., 3.299% due 6/16/2010 (a)	1,776,515
		850,000	New York Life Global Funding, 3.875% due 1/15/2009 (b)	855,125
		605,000	Progressive Corp., 6.70% due 6/15/2037 (a)	575,276
		675,000	Prudential Financial, Inc., 5.70% due 12/14/2036	612,277
		500,000	Prudential Financial, Inc. Series D, 5.90% due 3/17/2036	466,927
		1,000,000	Prudential Funding LLC, 6.60% due 5/15/2008 (b)	1,006,897

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)
		Face
Industry		Amount	Corporate Bonds	Value
	USD	675,000	The Travelers Cos., Inc., 6.25% due 3/15/2067 (a)	$641,864
		675,000	ZFS Finance (USA) Trust V, 6.50% due 5/09/2067 (a)(b)	616,289
				14,602,985
Leisure Equipment & Products -		175,000	Quiksilver, Inc., 6.875% due 4/15/2015	135,625
0.0%
Machinery - 0.6%		360,000	AGY Holding Corp., 11% due 11/15/2014 (b)	338,400
		265,000	Accuride Corp., 8.50% due 2/01/2015	209,350
		480,000	RBS Global, Inc., 9.50% due 8/01/2014	433,200
		505,000	RBS Global, Inc., 11.75% due 8/01/2016	429,250
		950,000	Sunstate Equipment Co. LLC, 10.50% due 4/01/2013 (b)	779,000
				2,189,200
Marine - 0.3%		1,050,000	Nakilat, Inc. Series A, 6.067% due 12/31/2033 (b)(i)	981,319
		252,000	Navios Maritime Holdings, Inc., 9.50% due 12/15/2014	241,920
				1,223,239
Media - 6.5%		515,000	Affinion Group, Inc., 10.125% due 10/15/2013	509,850
		180,000	Affinion Group, Inc., 11.50% due 10/15/2015	166,500
		100,000	American Media Operations, Inc. Series B, 10.25% due
			5/01/2009	74,500
		645,000	CMP Susquehanna Corp., 9.875% due 5/15/2014	445,050
		180,000	Cablevision Systems Corp. Series B, 9.644% due 4/01/2009 (a)	180,000
		940,000	Charter Communications Holdings I, LLC, 11% due 10/01/2015	673,275
		1,250,000	Charter Communications Holdings II, LLC, 10.25% due
			9/15/2010	1,183,725
		200,000	Comcast Cable Holdings LLC, 7.125% due 2/15/2028	202,019
		1,750,000	Comcast Corp., 6.50% due 1/15/2017	1,828,766
		625,000	Comcast Corp., 6.50% due 11/15/2035	606,801
		790,000	Comcast Corp., 6.45% due 3/15/2037	765,563
		25,000	Comcast Corp., 6.95% due 8/15/2037	25,694
		75,000	Dex Media West LLC, 9.875% due 8/15/2013	76,500
		125,000	DIRECTV Holdings LLC, 8.375% due 3/15/2013	129,219
		175,000	Echostar DBS Corp., 5.75% due 10/01/2008	175,000
		290,000	Echostar DBS Corp., 7% due 10/01/2013	290,725
		75,000	Echostar DBS Corp., 7.125% due 2/01/2016	74,906
		70,000	Historic TW, Inc., 6.95% due 1/15/2028	70,056
		620,000	Idearc, Inc., 8% due 11/15/2016	554,900
		870,000	Intelsat Bermuda Ltd., 10.829% due 6/15/2013 (a)	889,575
		80,000	Intelsat Bermuda Ltd., 7.581% due 1/15/2015 (a)	80,000
		500,000	Intelsat Bermuda Ltd., 9.25% due 6/15/2016	498,750
		475,000	Intelsat Corp., 9% due 6/15/2016	471,438
		270,000	Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015	268,988
		155,000	Network Communications, Inc., 10.75% due 12/01/2013	142,987
		825,000	News America Holdings, Inc., 7.70% due 10/30/2025	912,235
		625,000	News America Holdings, Inc., 8.45% due 8/01/2034	759,746
		985,000	News America, Inc., 7.625% due 11/30/2028	1,072,758
		965,000	Nielsen Finance LLC, 10% due 8/01/2014	974,650
		82,000	PanAmSat Corp., 9% due 8/15/2014	81,385
		600,000	Paxson Communications Corp., 7.508% due 1/15/2012 (a)(b)	540,000
		865,000	R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016	741,737
		200,000	Rainbow National Services LLC, 8.75% due 9/01/2012 (b)	202,250
		943,000	Rainbow National Services LLC, 10.375% due 9/01/2014 (b)	1,001,937
		70,000	Sirius Satellite Radio, Inc., 9.625% due 8/01/2013	59,850
		610,000	TCI Communications, Inc., 7.875% due 2/15/2026	666,812
		1,000,000	TL Acquisitions, Inc., 10.50% due 1/15/2015 (b)	910,000
		3,040,000	Time Warner Cos., Inc., 7.57% due 2/01/2024 (l)	3,228,675
		90,000	Time Warner Cos., Inc., 6.625% due 5/15/2029	87,034

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)
		Face
Industry		Amount	Corporate Bonds	Value
	USD	205,000	Time Warner, Inc., 7.625% due 4/15/2031	$221,493
		85,000	Time Warner, Inc., 7.70% due 5/01/2032	92,387
		645,000	Vertis, Inc., 9.75% due 4/01/2009	551,475
		823,000	Windstream Regatta Holdings, Inc., 11% due 12/01/2017 (b)	748,930
		1,205,000	Young Broadcasting, Inc., 10% due 3/01/2011	897,725
				24,135,866
Metals & Mining - 2.0%		995,000	AK Steel Corp., 7.75% due 6/15/2012	990,025
		825,000	Falconbridge Ltd., 6% due 10/15/2015	834,225
		1,250,000	Falconbridge Ltd., 6.20% due 6/15/2035	1,109,164
		535,000	Freeport-McMoRan Copper & Gold, Inc., 8.394% due
			4/01/2015 (a)	524,969
		815,000	Freeport-McMoRan Copper & Gold, Inc., 8.375% due
			4/01/2017	865,937
		1,430,000	Teck Cominco Ltd., 6.125% due 10/01/2035	1,285,428
		1,775,000	Xstrata Finance Canada Ltd., 5.80% due 11/15/2016 (b)	1,694,268
				7,304,016
Multiline Retail - 0.2%		695,000	Macy's Retail Holding, Inc., 5.90% due 12/01/2016	647,821
Oil, Gas & Consumable Fuels -		425,000	Amerada Hess Corp., 7.125% due 3/15/2033	473,515
5.2%		2,350,000	Anadarko Petroleum Corp., 6.45% due 9/15/2036	2,396,262
		140,000	Berry Petroleum Co., 8.25% due 11/01/2016	142,100
		875,000	Burlington Resources Finance Co., 7.40% due 12/01/2031	1,039,146
		375,000	Canadian Natural Resources, Ltd., 6.25% due 3/15/2038	356,395
		1,025,000	Canadian Natural Resources, Ltd., 6.75% due 2/01/2039	1,043,531
		320,000	Chaparral Energy, Inc., 8.50% due 12/01/2015	267,200
		150,000	Chesapeake Energy Corp., 6.375% due 6/15/2015	145,500
		20,000	Chesapeake Energy Corp., 6.875% due 11/15/2020	19,300
		115,000	Compton Petroleum Finance Corp., 7.625% due 12/01/2013	106,375
		125,000	Conoco Funding Co., 7.25% due 10/15/2031	147,089
		535,000	ConocoPhillips Canada Funding Co., 5.95% due 10/15/2036	546,100
		650,000	ConocoPhillips Holding Co., 6.95% due 4/15/2029	743,909
		325,000	Devon Energy Corp., 7.95% due 4/15/2032	398,107
		130,000	EXCO Resources, Inc., 7.25% due 1/15/2011	124,150
		670,000	EnCana Corp., 6.50% due 8/15/2034	686,974
		700,000	EnCana Corp., 6.625% due 8/15/2037	729,152
		325,000	EnCana Corp., 6.50% due 2/01/2038	335,405
		40,000	Encore Acquisition Co., 6% due 7/15/2015	36,100
		60,000	Encore Acquisition Co., 7.25% due 12/01/2017	57,750
		210,000	KCS Energy, Inc., 7.125% due 4/01/2012	199,500
		700,000	Midamerican Energy Holdings Co., 5.80% due 10/15/2036	680,687
		800,000	Midamerican Energy Holdings Co., 5.95% due 5/15/2037	771,797
		1,525,000	Midamerican Energy Holdings Co., 6.50% due 9/15/2037	1,575,587
		550,000	Nexen, Inc., 6.40% due 5/15/2037	532,160
		450,000	OPTI Canada, Inc., 8.25% due 12/15/2014 (b)	441,000
		833,000	Pemex Project Funding Master Trust, 9.375% due 12/02/2008	870,485
		330,000	Sabine Pass LNG LP, 7.50% due 11/30/2016	309,375
		645,000	Suncor Energy, Inc., 6.50% due 6/15/2038	657,712
		550,000	TransCanada PipeLines Ltd., 5.85% due 3/15/2036	520,165
		495,000	Valero Energy Corp., 6.625% due 6/15/2037	488,953
		40,000	Whiting Petroleum Corp., 7.25% due 5/01/2012	39,600
		335,000	Whiting Petroleum Corp., 7.25% due 5/01/2013	329,975
		1,925,000	XTO Energy, Inc., 6.75% due 8/01/2037	2,053,898
				19,264,954
Paper & Forest Products - 0.6%		430,000	Abitibi-Consolidated, Inc., 6% due 6/20/2013	292,400
		80,000	Bowater, Inc., 7.991% due 3/15/2010 (a)	63,200

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)
		Face
Industry		Amount	Corporate Bonds	Value
	USD	60,000	Domtar Corp., 7.125% due 8/15/2015	$57,750
		1,625,000	NewPage Corp., 10% due 5/01/2012	1,616,875
				2,030,225
Pharmaceuticals - 2.0%		340,000	Bristol-Myers Squibb Co., 5.875% due 11/15/2036	329,647
		2,275,000	Eli Lilly & Co., 5.55% due 3/15/2037 (l)	2,179,584
		1,125,000	Johnson & Johnson, 5.95% due 8/15/2037	1,219,312
		1,125,000	Schering-Plough Corp., 6.55% due 9/15/2037	1,134,916
		995,000	Teva Pharmaceutical Finance LLC, 6.15% due 2/01/2036	989,466
		675,000	Wyeth, 6% due 2/15/2036	667,760
		925,000	Wyeth, 5.95% due 4/01/2037	912,313
				7,432,998
Real Estate Investment Trusts		775,000	AvalonBay Communities, Inc., 8.25% due 7/15/2008	787,092
(REITs) - 0.9%		350,000	AvalonBay Communities, Inc., 6.625% due 9/15/2011	360,655
		895,000	Rouse Co. LP, 3.625% due 3/15/2009	848,993
		1,650,000	Rouse Co. LP, 5.375% due 11/26/2013	1,451,183
				3,447,923
Road & Rail - 0.1%		30,000	Avis Budget Car Rental LLC, 5.565% due 5/15/2014 (a)	25,500
		350,000	Canadian National Railway Co., 6.25% due 8/01/2034	352,623
				378,123
Semiconductors & Semiconductor		80,000	Amkor Technology, Inc., 7.75% due 5/15/2013	71,600
Equipment - 0.2%		125,000	Amkor Technology, Inc., 9.25% due 6/01/2016	117,656
		655,000	Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (e)	496,162
				685,418
Software - 0.1%		180,598	BMS Holdings, Inc., 12.40% due 2/15/2012 (a)(b)(e)	166,185
Specialty Retail - 1.1%		150,000	Autonation, Inc., 6.258% due 4/15/2013 (a)	125,625
		150,000	Autonation, Inc., 7% due 4/15/2014	133,500
		500,000	General Nutrition Centers, Inc., 10.009% due 3/15/2014 (e)	410,000
		400,000	General Nutrition Centers, Inc., 10.75% due 3/15/2015	322,000
		314,000	Lazy Days' R.V. Center, Inc., 11.75% due 5/15/2012	244,920
		470,000	Michaels Stores, Inc., 10% due 11/01/2014	418,300
		560,000	Michaels Stores, Inc., 11.375% due 11/01/2016	453,600
		2,100,000	Sonic Automotive, Inc. Series B, 8.625% due 8/15/2013	1,974,000
				4,081,945
Tobacco - 0.1%		250,000	Reynolds American, Inc., 7.625% due 6/01/2016	264,763
Wireless Telecommunication		100,000	Cricket Communications, Inc., 9.375% due 11/01/2014	91,000
Services - 1.6%		240,000	Digicel Group Ltd., 8.875% due 1/15/2015 (b)	211,800
		560,441	Digicel Group Ltd., 9.125% due 1/15/2015 (b)(e)	485,896
		120,000	MetroPCS Wireless, Inc., 9.25% due 11/01/2014	110,400
		770,000	Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (b)	781,550
		1,715,000	Sprint Capital Corp., 6.875% due 11/15/2028	1,438,871
		2,504,000	Vodafone Group Plc, 7.75% due 2/15/2010 (l)	2,671,655
				5,791,172
			Total Corporate Bonds (Cost - $265,420,066) - 70.9%	261,796,007
			Foreign Government Obligations
	EUR	500,000	Bundesrepublik Deutschland Series 07, 4.25% due 7/04/2039	719,288
	USD	825,000	Israel Government AID Bond, 5.50% due 4/26/2024	915,583
		845,000	Israel Government AID Bond, 5.50% due 9/18/2033	967,621
			Total Foreign Government Obligations
			(Cost - $2,277,535) - 0.7%	2,602,492
			Preferred Securities
			Capital Trusts
Commercial Banks - 0.1%		545,000	BAC Capital Trust XI, 6.625% due 5/23/2036	537,596
Electric Utilities - 0.2%		790,000	PECO Energy Capital Trust IV, 5.75% due 6/15/2033	685,880
			Total Capital Trusts (Cost - $1,305,338) - 0.3%	1,223,476

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)
		Shares
Industry		Held	Preferred Stocks	Value
Capital Markets - 0.4%		55,000	Deutsche Bank Contingent Capital Trust II, 6.55%	$1,345,300
Commercial Banks - 1.0%		145,000	Wachovia Corp. Series J, 8%	3,823,650
Diversified Financial Services - 0.2%		25,500	Citigroup, Inc. Series AA, 8.125%	668,607
Electrical Equipment - 0.0%		45,000	Superior Essex Holding Corp. Series A, 9.50%	33,750
Thrifts & Mortgage Finance - 1.4%		111,725	Fannie Mae, 8.25%	2,951,775
		79,900	Freddie Mac Series Z, 8.375%	2,145,315
				5,097,090
			Total Preferred Stocks (Cost - $10,471,325) - 3.0%	10,968,397
			Total Preferred Securities (Cost - $11,776,663) - 3.3%	12,191,873
			Other Interests (f)
Health Care Providers &		1,895	Critical Care Systems International, Inc.	637
Services - 0.0%
			Total Other Interests (Cost - $0) - 0.0%	637
		Face
		Amount	Short-Term Securities
	USD	400,000	Federal Home Loan Bank, 1.35% due 2/01/2008	400,000
			Total Short-Term Securities (Cost - $400,000) - 0.1%	400,000
		Number of
		Contracts+	Options Purchased
Call Options Purchased		11	Receive a fixed rate of 5.12% and pay a floating rate based on 3-
			month USD LIBOR, Broker Lehman Brothers Special Financing,
			expiring November 2010 (g)	409,145
		6	Receive a fixed rate of 5.39% and pay a floating rate based on 3-
			month LIBOR, Broker Lehman Brothers Special Financing, expiring
			March 2012 (g)	391,835
		11	Receive a fixed rate of 5.47% and pay a floating rate based
			on 3-month LIBOR, Broker Bank of America NA, expiring
			May 2012 (g)	665,728
		7	Receive a fixed rate of 5.79% and pay a floating rate based on 3-
			month LIBOR, Broker Goldman Sachs Capital Markets, L.P.,
			expiring August 2010 (g)	638,393
		7	Receive a fixed rate of 6.025% and pay a floating rate based on 3-
			month LIBOR, Broker Lehman Brothers Special Financing,
			expiring June 2012 (g)	584,029
				2,689,130
Put Options Purchased		11	Pay a fixed rate of 5.12% and receive a floating rate based on 3-
			month USD LIBOR, Broker Lehman Brothers Special Financing,
			expiring November 2010 (g)	241,659
		6	Pay a fixed rate of 5.39% and receive a floating rate based on 3-
			month LIBOR, Broker Lehman Brothers Special Financing, expiring
			March 2012 (g)	365,911
		11	Pay a fixed rate of 5.47% and receive a floating rate based 3-
			month LIBOR, Broker Bank of America NA, expiring May
			2012 (g)	505,366
		7	Pay a fixed rate of 5.79% and receive a floating rate based on 3-
			month USD LIBOR, Broker Goldman Sachs Capital Markets,
			L.P., expiring August 2010 (g)	183,608

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)
		Number of
		Contracts+	Options Purchased	Value
		7	Pay a fixed rate of 6.025% and receive a floating rate based on 3-
			month LIBOR, Broker Lehman Brothers Special Financing,
			expiring June 2012 (g)	$248,455
				1,544,999
			Total Options Purchased (Premiums Paid - $3,186,822) - 1.2%	4,234,129
			Total Investments before TBA Sale Commitments,
			Investments Sold Short and Options Written
			(Cost - $738,064,549**) - 199.5%	736,296,781
		Face
		Amount	TBA Sale Commitments
			Fannie Mae Guaranteed Pass-Through Certificates:
	USD	(12,200,000)	5.00% due 11/01/2017 - 2/15/2038	(12,150,370)
		(140,600,000)	5.50% due 1/01/2018 - 2/15/2038	(142,485,868)
		(10,200,000)	6.00% due 8/01/2029 - 2/15/2038	(10,468,352)
		(8,800,000)	Freddie Mac Mortgage Participation Certificates,
			5.50% due 11/01/2018 - 2/15/2038	(8,909,789)
		(200,000)	Ginnie Mae MBS Certificates,
			5.50% due 8/15/2033 - 2/15/2038 (c)	(203,562)
			Total TBA Sale Commitments
			(Proceeds Received - $170,569,207) - (47.2%)	(174,217,941)
			Investments Sold Short
		(50,800,000)	U.S. Treasury Notes, 4.1255% due 8/31/09	(52,260,500)
		(29,600,000)	U.S. Treasury Notes, 4% due 8/31/12	(31,313,573)
			Total Investments Sold Short
			(Proceeds Received - $80,372,937) - (22.6%)	(83,574,073)
		Number of
		Contracts	Options Written
Call Options Written		54	U.S. Treasury Bonds, expiring February 2008 at USD 112	(70,875)
		4+	Pay a fixed rate of 5.01% and receive a floating rate based on 3-
			month USD LIBOR, Broker UBS, AG,
			expiring November 2008 (g)	(229,780)
		6+	Pay a fixed rate of 5.115% and receive a floating rate based on 3-
			month LIBOR, Broker Lehman Brothers Special Financing,
			expiring March 2008 (g)	(445,533)
		5+	Pay a fixed rated of 5.135% and receive a floating rate
			based on 3-month LIBOR, Broker Barclays Bank Plc,
			expiring April 2008 (g)	(368,885)
		4+	Pay a fixed rated of 5.485% and receive a floating rate based on
			expiring 3-month LIBOR, Broker JPMorgan Chase, expiring
			October 2009 (g)	(316,759)
		11+	Pay a fixed rated of 5.67% and receive a floating rate based on 3-
			month LIBOR, Broker Citibank NA, expiring January 2010 (g)	(929,625)
				(2,361,457)
Put Options Written		4+	Receive a fixed rate of 5.01% and pay a floating rate based on 3-
			month USD LIBOR, Broker UBS, AG,
			expiring November 2008 (g)	(61,508)
		6+	Receive a fixed rate of 5.115% and pay a floating rate based on 3-
			month LIBOR, Broker Lehman Brothers Special Financing,
			expiring March 2008 (g)	(9,742)
		5+	Receive a fixed rate of 5.135% and pay a floating rate based on 3-
			month LIBOR, Broker Barclays Bank Plc, expiring April 2008 (g)	(10,589)
		4+	Receive a fixed rate of 5.485% and pay a floating rate based on 3-
			month LIBOR, Broker JPMorgan Chase,
			expiring October 2009 (g)	(105,872)

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)		(in U.S. dollars)
Number of
Contracts	Options Written	Value
11+	Receive a fixed rate of 5.67% and pay a floating rate based on 3-
	month LIBOR, Broker Citibank NA, expiring January 2010 (g)	$(244,410)
		(432,121)
	Total Options Written
	(Premiums Received - $2,515,624) - (0.8%)	(2,793,578)
	Total Investments, Net of TBA Sale Commitments, Investments Sold Short and Options Written
	(Cost - $484,606,781) - 128.9%	475,711,189
	Liabilities in Excess of Other Assets - (28.9%)	(106,559,920)
	Net Assets - 100.0%	$369,151,269

*

Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

**	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$739,236,432
Gross unrealized appreciation	$11,074,740
Gross unrealized depreciation	(14,014,391)
Net unrealized depreciation	$(2,939,651)
+	One contract represents a notional amount of $1,000,000.
(a)	Floating rate security.
(b)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c)	Represents or includes a "to-be-announced" transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(d)	Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.
(e)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(f)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non- income producing.
(g)

This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(h)	The security is a perpetual bond and has no definite maturity date.
(i)	Subject to principal paydowns.
(j)	Represents the interest only portion of an asset-backed or mortgage-backed security and has either a nominal or a notional amount of principal.
(k)	All or a portion of security held as collateral in connection with open financial futures contracts.
(l)	All or a portion of security held as collateral in connection with open reverse repurchase agreements.
Reverse repurchase agreement outstanding as of January 31, 2008 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Barclays Capital, Inc.	5.57%	9/06/2007	To be determined	$7,022,201	$6,865,000
Barclays Capital, Inc.	5.57%	9/06/2007	To be determined	$3,236,452	$3,164,000
Barclays Capital, Inc.	5.57%	9/06/2007	To be determined	$3,024,712	$2,957,000
Barclays Capital, Inc.	5.57%	9/06/2007	To be determined	$3,047,216	$2,979,000
Barclays Capital, Inc.	5.57%	9/06/2007	To be determined	$2,627,827	$2,569,000
Barclays Capital, Inc.	5.10%	9/24/2007	To be determined	$1,729,080	$1,698,048
Credit Suisse Securities LLC	5.45%	9/14/2007	To be determined	$2,043,522	$2,002,000
Credit Suisse Securities LLC	5.45%	9/14/2007	To be determined	$1,797,524	$1,761,000
Credit Suisse Securities LLC	5.10%	10/10/2007	To be determined	$2,042,507	$2,010,325
Credit Suisse Securities LLC	3.29%	1/30/2008	2/12/2008	$2,838,368	$2,835,000
Lehman Brothers, Inc.	4.25%	1/11/2008	2/12/2008	$1,079,061	$1,075,000
Lehman Brothers, Inc.	4.25%	1/11/2008	2/12/2008	$60,952,967	$60,745,000
Lehman Brothers, Inc.	4.15%	1/15/2008	2/12/2008	$1,818,150	$1,812,300
Lehman Brothers, Inc.	2.15%	1/30/2008	To be determined	$4,205,790	$4,205,288

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Lehman Brothers, Inc.	2.20%	1/31/2008	2/1/2008	$2,124,355	$2,124,225
Lehman Brothers
International	4.75%	11/29/2007	To be determined	$3,271,394	$3,244,000
Lehman Brothers
International	5.00%	12/04/2007	To be determined	$2,646,510	$2,625,000
Lehman Brothers
International	5.00%	12/04/2007	To be determined	$3,074,993	$3,050,000
Lehman Brothers
International	5.00%	12/04/2007	To be determined	$3,258,484	$3,232,000
Lehman Brothers
International	5.00%	12/04/2007	To be determined	$2,628,363	$2,607,000
Lehman Brothers
International	5.00%	12/04/2007	To be determined	$2,049,659	$2,033,000
Lehman Brothers
International	4.75%	12/21/2007	To be determined	$4,876,877	$4,850,000
Lehman Brothers
International	4.75%	12/21/2007	To be determined	$2,529,943	$2,516,000
Lehman Brothers
International	4.75%	12/28/2007	To be determined	$1,648,754	$1,641,822
Total				$125,574,709	$124,601,008

(m)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized	Interest
Affiliate	Cost	Cost	Gain	Income
Merrill Lynch Mortgage Trust Series
2007-C1 Class AM, 6.022% due 6/12/2050	-	-	-	$21,417

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which many combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

•	Financial futures contracts purchased as of January 31, 2008 were as follows:

Number of		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation
286	10-Year U.S. Treasury Bonds	March 2008	$32,586,069	$795,494
1,193	30-Year U.S. Treasury Bonds	March 2008	$141,191,852	1,147,961
57	Euro BOBL Future	March 2008	$9,283,018	88,174
45	Euro-Bund Future	March 2008	$7,734,101	72,643
Total Unrealized Appreciation - Net				$2,104,272

•	Financial futures contracts sold as of January 31, 2008 were as follows:
Number of		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation
326	2-Year U.S. Treasury Bonds	March 2008	$68,448,299	$(1,061,013)
1,978	5-Year U.S. Treasury Bonds	March 2008	$217,326,517	(6,187,483)
Total Unrealized Depreciation - Net				$(7,248,496)

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
•	Forward foreign exchange contracts as of January 31, 2008 were as follows:
			Unrealized
Foreign Currency	Foreign Currency	Settlement	Appreciation
Purchased	Sold	Date	(Depreciation)
JPY 409,641,661	USD 3,769,038	4/11/2008	$101,172
USD 964,687	EUR 658,040	4/23/2008	(11,026)
Total Unrealized Appreciation on Forward
Foreign Exchange Contracts - Net			$90,146
•	Swaps outstanding as of January 31, 2008 were as follows:
			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)
Receive (pay) a variable return based on the change in the since inception return of the Bank of America CMBS AAA 10-Year Index and pay a floating rate based on 1.0293%
Broker, Bank of America NA
Expires April 2008	USD	4,225,000	-

Receive a fixed rate of 4.88% and pay a floating rate based on 3-month
USD LIBOR
Broker, Lehman Brothers Special Financing
Expires August 2009	USD	40,200,000	$1,243,154

Receive a fixed rate of 4.7709% and pay a floating rate based on 3-month
USD LIBOR
Broker, Lehman Brothers Special Financing
Expires August 2009	USD	27,800,000	2,154,798

Receive a fixed rate of 4.62377% and pay a floating rate based on 3-month
USD LIBOR
Broker, Credit Suisse
Expires September 2009	USD	50,000,000	1,343,302

Receive a fixed rate of 4.1% and pay a floating rate based on 3-month
USD LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2009	USD	11,300,000	236,396

Receive a fixed rate of 4.055% and pay a floating rate based on 3-month
USD LIBOR
Broker, Barclays Bank
Expires December 2009	USD	11,400,000	228,969

Pay a fixed rate of 3.565% and receive a floating rate based on 3-month
USD LIBOR
Broker, Barclays Bank
Expires January 2010	USD	11,100,000	(121,445)

Pay a fixed rate of 3.6625% and receive a floating rate based on 3-month
USD LIBOR
Broker, Barclays Bank
Expires January 2010	USD	10,600,000	(135,317)

Receive a fixed rate of 5% and pay a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG London
Expires November 2010	USD	4,600,000	237,295

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)

			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)
Pay a fixed rate of 4.922% and receive a floating rate based on 3-month
USD LIBOR
Broker, Lehman Brothers Special Financing
Expires March 2011	USD	13,500,000	$(688,416)

Receive a fixed rate of 5.496% and pay a floating rate based on 3-month
USD LIBOR
Broker, Bank of America NA
Expires July 2011	USD	25,100,000	1,889,661

Receive a fixed rate of 4.95% and pay a floating rate based on 3-month
USD LIBOR
Broker, UBS Warburg
Expires November 2011	USD	2,200,000	128,544

Receive a fixed rate of 5.025% and pay a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG London
Expires November 2011	USD	3,000,000	183,540

Pay a fixed rate of 5.0016% and receive a floating rate based on 3-month
LIBOR
Broker, UBS Warburg
Expires January 2012	USD	8,300,000	(494,990)

Pay a fixed rate of 5.58875% and receive a floating rate based on 3-month
USD LIBOR
Broker, Goldman Sachs & Co.
Expires July 2012	USD	42,000,000	(3,684,122)

Receive a fixed rate of 5.07625% and pay a floating rate based on 3-month
USD LIBOR
Broker, Citibank NA
Expires August 2012	USD	82,500,000	5,547,567

Receive a fixed rate of 5.10531% and pay a floating rate based on 3-month
USD LIBOR
Broker, Goldman Sachs & Co.
Expires August 2012	USD	19,500,000	1,336,061

Receive a fixed rate of 5.0565% and pay a floating rate based on 3-month
USD LIBOR
Broker, Bank of America NA
Expires August 2012	USD	49,300,000	2,797,319

Receive a fixed rate of 4.9034% and pay a floating rate based on 3-month
USD LIBOR
Broker, Barclays Bank
Expires September 2012	USD	30,000,000	1,777,200

Receive a fixed rate of 4.856% and pay a floating rate based on 3-month
LIBOR
Broker, Deutsche Bank AG London
Expires October 2012	USD	9,400,000	543,235

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)
Receive a fixed rate of 4.32% and pay a floating rate based on 3-month
USD LIBOR
Broker, Citibank NA
Expires November 2012	USD	10,500,000	$364,721

Receive a fixed rate of 4.25% and pay a floating rate based on 3-month
USD LIBOR
Broker, Goldman Sachs & Co.
Expires November 2012	USD	2,625,000	83,023

Receive a fixed rate of 4.4062% and pay a floating rate based on 3-month
USD LIBOR
Broker, Lehman Brothers Special Financing
Expires November 2012	USD	39,700,000	1,534,519

Pay a fixed rate of 4.2424% and receive a floating rate based on 3-month
USD LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2012	USD	45,000,000	(1,386,137)

Pay a fixed rate of 4.51% and receive a floating rate based on 3-month
USD LIBOR
Broker, Citibank NA
Expires October 2014	USD	41,200,000	(1,571,178)

Receive a fixed rate of 5.005% and pay a floating rate based on 3-month
USD LIBOR
Broker, JPMorgan Chase
Expires October 2014	USD	9,500,000	630,872

Pay a fixed rate of 4.50% and receive a floating rate based on 3-month
USD LIBOR
Broker, JPMorgan Chase
Expires May 2015	USD	2,800,000	(59,947)

Receive a fixed rate of 4.3715% and pay a floating rate based on 3-month
LIBOR Municipal Swap Index rate
Broker, UBS Warburg
Expires June 2015	USD	4,800,000	115,759

Receive a fixed rate of 4.725% and pay a floating rate based on 3-month
USD LIBOR
Broker, Morgan Stanley Capital Services, Inc.
Expires August 2015	USD	6,200,000	301,555

Receive a fixed rate of 4.87% and pay a floating rate based on 3-month
LIBOR Municipal Swap Index rate
Broker, Goldman Sachs & Co.
Expires January 2016	USD	5,000,000	284,643

Receive a fixed rate of 5.723% and pay a floating rate based on 3-month
USD LIBOR
Broker, JPMorgan Chase
Expires July 2016	USD	4,800,000	551,968

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)
Receive a fixed rate of 5.295% and pay a floating rate based on 3-month
USD LIBOR
Broker, UBS Warburg
Expires February 2017	USD	11,300,000	$964,046

Receive a fixed rate of 5.25% and pay a floating rate based on 3-month
USD LIBOR
Broker, Goldman Sachs & Co.
Expires April 2017	USD	700,000	55,901

Pay a fixed rate of 5.85% and receive a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	USD	900,000	(114,391)

Pay a fixed rate of 5.5451% and receive a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	USD	1,600,000	(165,527)

Pay a fixed rate of 5.6825% and receive a floating rate based on 3-month
LIBOR
Broker, Lehman Brothers Special Financing
Expires June 2017	USD	4,600,000	(457,394)

Pay a fixed rate of 5.74% and receive a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	USD	1,200,000	(142,163)

Pay a fixed rate of 5.6425% and receive a floating rate based on 3-month
USD LIBOR
Broker, Citibank NA
Expires July 2017	USD	6,500,000	(718,775)

Pay a fixed rate of 5.775% and receive a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG London
Expires July 2017	USD	12,300,000	(1,490,258)

Pay a fixed rate of 5.155% and receive a floating rate based on 3-month
USD LIBOR
Broker, Citibank NA
Expires September 2017	USD	10,900,000	(780,705)

Pay a fixed rate of 5.04015% and receive a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG London
Expires September 2017	USD	12,500,000	(785,786)

Pay a fixed rate of 5.26054% and receive a floating rate based on 3-month
USD LIBOR
Broker, Morgan Stanley Capital Services, Inc.
Expires September 2017	USD	5,100,000	(407,517)

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)

			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)
Pay a fixed rate of 5.307% and receive a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG London
Expires October 2017	USD	5,400,000	$(456,673)

Pay a fixed rate of 5.3075% and receive a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG London
Expires October 2017	USD	13,800,000	(1,159,955)

Pay a fixed rate of 5.01387% and receive a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG London
Expires November 2017	USD	5,000,000	(312,172)

Receive a fixed rate of 5.411% and pay a floating rate based on 3-month
LIBOR
Broker, JPMorgan Chase
Expires August 2022	USD	8,545,000	756,917

Receive a fixed rate of 5.411% and pay a floating rate based on 3-month
USD LIBOR
Broker, Goldman Sachs & Co.
Expires April 2027	USD	1,400,000	122,619

Pay a fixed rate of 5.365% and receive a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG London
Expires September 2027	USD	8,000,000	(630,826)

Pay a fixed rate of 5.09% and receive a floating rate based on 3-month
USD LIBOR
Broker, Citibank NA
Expires December 2027	USD	3,200,000	(138,421)

Pay a fixed rate of 5.0605% and receive a floating rate based on 3-month
USD LIBOR
Broker, Goldman Sachs & Co.
Expires November 2037	USD	6,200,000	(241,589)

Pay a fixed rate of 5.06276% and receive a floating rate based on 3-month
USD LIBOR
Broker, Citibank NA
Expires December 2037	USD	1,300,000	(49,803)

Pay a fixed rate of 5.0639% and receive a floating rate based on 3-month
USD LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2037	USD	1,300,000	(50,032)

Pay a fixed rate of 4.785% and receive a floating rate based on 3-month
USD LIBOR
Broker, Citibank NA
Expires January 2038	USD	2,000,000	10,497

BlackRock Core Bond Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in U.S. dollars)
			Unrealized
		Notional	Appreciation
		Amount	(Depreciation)
Pay a fixed rate of 4.601% and receive a floating rate based on 3-month
USD LIBOR
Broker, Lehman Brothers Special Financing
Expires January 2038	USD	5,000,000	$169,588

Pay a fixed rate of 4.8325% and receive a floating rate based on the 3-month
USD LIBOR
Broker, Morgan Stanley Capital Services, Inc.
Expires January 2038	USD	6,000,000	(16,932)
Total			$9,333,198

•	Currency Abbreviations:
	EUR	Euro
	JPY	Japanese Yen
	USD	U.S. Dollar

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective asof a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Core Bond Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Core Bond Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Core Bond Trust

Date: March 24, 2008